Note 11 - Equity	12 Months Ended
Dec. 31, 2015
Notes
Note 11 - Equity

NOTE 11 – Equity

Overview:

Our authorized capital stock consists of 877,500,000 shares of common stock, with a par value of $0.001 per share; and 10,000 shares of preferred stock at a par value of $0.001. The holders of common stock have dividend rights, liquidation rights and voting rights of one vote for each share of common stock. There are no preferred shares issued and outstanding and the terms of any future preferred shares issuances will be as determined by the Board of Directors. As of December 31, 2015, there were 108,769,514 shares of our common stock issued and outstanding.

2015 Share Transactions

On February 6, 2015 we issued 600 restricted common shares at $0.0752 per share to an employee ("Employee One") for compensation. These share issuances were issued based on market close price on issue date for deemed payments totaling of $45. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On February 6, 2015, we issued 11,000 restricted common shares at $0.0752 per share to a professional athlete ("Ambassador One") for endorsement services rendered. These shares were issued at market close price on issue date for deemed compensation of $827. These shares were issued to US persons with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On April 30, 2015 we issued 131,579 restricted common shares at $0.19 per share as compensation to our CFO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $25,000. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On May 1, 2015, we issued 300,000 restricted common shares to a third party for professional services rendered, such issuance which was valued at $0.20 per share for a deemed aggregate proceeds of $60,000, such grant being valued based on market close price on issue date. These shares were issued to one U.S. person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On June 5, 2015, we issued 1,700,000 restricted common shares valued market close price on date of issue at $0.1402 for aggregate deemed proceeds of $238,340 to a related party as a fee for a loan to the Company. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On June 9, 2015 we issued 1,200 restricted common shares at $0.14 per share to Employee One for compensation. These share issuances were issued based on market close price on issue date for deemed payments totaling of $168. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

2015 Equity Line: On June 16, 2015, we entered into a $10,250,000 purchase agreement (the "2015 Purchase Agreement") and registration rights agreement (the "2015 Registration Rights Agreement") (collectively the "2015 Equity Line") with an Illinois limited liability company ("LPC"). As part of the 2015 Equity Line, on June 15, 2015, the Company amended a warrant which had been issued to LPC on January 27, 2014, to modify the exercise price from $0.65 to $0.15. The fair value of this warrant re-pricing was calculated based on the difference between Black Scholes option pricing model valuations on original grant date of January 27, 2014 and re-pricing date of June 15, 2015. This expense was recorded as a loss on equity modification of $41,753, with an offset to additional paid in capital. Upon signing the 2015 Purchase Agreement, LPC purchased 1,666,667 shares of our common stock at $0.15 per share for proceeds of $250,000 as an initial purchase under the agreement. These shares were issued to a U.S. person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. Subsequently, under the terms of the 2015 Registration Rights Agreement, we filed a Registration Statement on Form S-1 with the U.S. Securities and Exchange Commission (“SEC”) covering the initially issued shares and subsequent shares that may be issued to LPC. This Form S-1 was filed on July 6, 2015 and was deemed Effective by the SEC on July 16, 2015. Under the 2015 Equity Line we have the right, in our sole discretion, over a 30-month period to sell up to an additional $10 million of our common stock to LPC in amounts from up to 150,000 shares per sale to up to 350,000 shares per sale, depending on certain conditions as set forth in the 2015 Purchase Agreement. There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of shares of Common Stock sold pursuant to the 2015 Purchase Agreement will be based on prevailing market prices of our Common Stock at the time of sales without any fixed discount, and the Company will control the timing and amount of any sales of Common Stock to LPC. In addition, the Company may direct LPC to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below the threshold price as set forth in the 2015 Purchase Agreement. LPC shall not have the right nor the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below the floor price as set forth in the 2015 Purchase Agreement. The 2015 Equity Line may be terminated by us at any time at our discretion without any monetary cost to us. The 2015 Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. In consideration for entering into the 2015 Equity Line, we issued to LPC 2,666,667 shares of our common stock as a commitment fee and may issue up to an additional 666,666 shares as commitment fees pro rata if and when we sell to LPC up to an additional $10 million of our common stock. The 2015 Equity Line  may be terminated by us at any time at our discretion without any monetary cost to us. Actual sales of shares of Common Stock to LPC under the 2015 Equity Line will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of the Common Stock and determinations by the Company as to available and appropriate sources of funding for the Company and its operations. During the period ended December 31, 2015 we issued 8,550,000 sale shares and 41,989 per sale commitment shares under the 2015 Equity Line for aggregate cash proceeds of $629,850. Proceeds received by the Company are used for general corporate purposes.

On June 30, 2015, 1,666,667 shares of restricted common shares were issued to investor, unrelated to LPC, under a securities purchase agreement dated June 30, 2015 at a price of $0.06 per share for aggregate proceeds of $100,000. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. These shares were included in the Registration Statement on Form S-1 filed on July 6, 2015,which was made Effective by the SEC on July 16, 2015.

On July 6, 2015, we issued 6,025 restricted common shares at $0.1188 per share to Ambassador One for professional athlete endorsement services rendered. These shares were issued at market close price on issue date for deemed compensation of $716. These shares were issued to US persons with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On July 9, 2015 we issued 226,860 restricted common shares at $0.1102 per share as compensation to our CFO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $25,000. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On August 11, 2015, we issued 1,333,333 restricted common shares to our new President & Chief Operating Officer at $0.107. These shares were valued based on market close price on issue date for deemed proceeds of $142,667. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 15, 2015, we issued 1,000 restricted common shares at $0.075 per share to Employee One for compensation. These share issuances were issued based on market close price on issue date for deemed payments totaling of $75. These shares were issued to US persons with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 18, 2015, we issued 26,000 restricted common shares at $0.0901 per share to a consultant for services rendered. These share issuances were issued based on market close price on issue date for deemed payments totaling of $2,343. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 24, 2015, we issued 12,500 restricted common shares at $0.0829 per share to a professional athlete ("Ambassador Two") for endorsement services rendered. These share issuances were issued based on market close price on issue date for deemed payments totaling of $1,036. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 30, 2015, we issued 9,000 restricted common shares at $0.078 per share to Ambassador One for endorsement services rendered. These share issuances were issued based on market close price on issue date for deemed payments totaling of $702. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 30, 2015, we issued 50,000 restricted common shares at $0.078 per share to a consultant for services rendered. These share issuances were issued based on market close price on issue date for deemed payments totaling of $3,900. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On September 30, 2015 we issued 320,513 restricted common shares at $0.078 per share as compensation to our CFO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $25,000. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On September 30, 2015 we issued 502,283 restricted common shares at $0.078 per share as compensation to our President & COO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $39,178. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended..

On October 20, 2015, we issued 348,472 restricted common shares at an agreed price of $0.0699 per share for aggregate deemed compensation of $24,358 to a beverage distributor per terms of a services agreement. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On October 21, 2015, we issued 1,381,025 restricted common shares at a contractually agreed price of $0.07241 per share for aggregate deemed compensation of $100,000 to a service provider ("Service Provider") for services rendered. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On October 27, 2015, we issued 2,000,000 restricted common shares at a contractually agreed price of $0.068 per share for aggregate deemed compensation of $136,000 to Service Provider for services rendered. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 3, 2015, we issued 500,000 restricted common shares valued market close price on date of issue at $0.0601 for aggregate deemed proceeds of $30,050 to a lender as a fee for a loan to the Company. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 8, 2015, we issued to LPC: (a) 66,964 restricted common shares valued at the LPC Note One Conversion Price of $0.07 for interest of $4,688 accrued on LPC Note One to December 31, 2015; and (b) 31,667 restricted common shares valued at the LPC Note Two Conversion Price of $0.05 for interest of $1,583 accrued on LPC Note Two to December 31, 2015. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 31, 2015 we issued 458,926 restricted common shares at $0.05448 per share as compensation to our CFO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $25,000. These shares were issued to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On December 31, 2015 we issued 1,262,047 restricted common shares at $0.05448 per share as compensation to our President & COO. These shares were valued per terms of his compensation agreement for aggregate deemed compensation totaling $68,750. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended..

2014 Share Transactions

On January 27, 2014, we issued 1,818,182 units to two investors in a non-brokered private placement, at a purchase price of $0.55 per unit for gross proceeds of $1,000,000. Each unit consisted of one share of our common stock and one non-transferable common share purchase warrant, with each warrant entitling the holder to acquire one additional share of our common stock at a price of $0.65 per share for a period of six years. We issued: (i) 681,818 of these units to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended; and (ii) 1,136,364 of these units to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these units to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended. Pursuant to the securities purchase agreements with each investor, we also agreed to file a Form S-1 registration statement related to the transaction with the SEC covering the shares underlying the units (excluding shares issuable upon exercise of the warrants); such Form S-1, which also included shares related to our Equity Line (detailed below), was filed and subsequently deemed Effective by the SEC on May 8, 2014.

2014 Equity Line: On February 3, 2014, we entered into an Equity Line Agreement and a Registration Rights Agreement with  an Illinois limited liability company ("LPC"), pursuant to which we have the right to sell to LPC up to $12,000,000 in shares of our common stock, subject to certain limitations set forth in the 2014 Equity Line Agreement. The Term of the 2014 Equity Line was thirty months and shares under the 2014 Equity Line were registered with the SEC in a Form S-1 which was deemed Effective on May 8, 2014. The 2014 Equity Line is no longer effective due to our stock being below the floor price and because the Form S-1 has now become stale. In consideration for entering into the Equity Line Agreement, we issued LPC 872,727 common shares as a commitment fee and could issue up to 218,182 additional shares on a per share basis. During the year ended December 31, 2014, we issued 30,906 additional commitment shares during 17 transactions. The cost of the 903,633 shares issued for 2014 Equity Line underwriting fees were recorded as an addition of $904 to common stock and a subtraction of $904 from Additional Paid in Capital. During the year ended December 31, 2014 we issued 3,697,889 shares under the Equity Line for aggregate proceeds of $1,700,001.

On April 14, 2014, we issued 50,000 restricted shares at $0.80 closing market price per share to a consultant ('CFO consultant') for aggregate deemed compensation totaling $40,000. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On May 1, 2014, 25,000 restricted common shares were issued to our former Vice President & Chief Operating Officer as a signing bonus at a price of $0.62 per share based on market close price on issue date, for aggregate deemed compensation of $15,500. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On May 22, 2014 KonaRed Corporation filed a Form S-8 Registration Statement to register a total of 4,000,000 shares with the SEC to be used for director, officer and employee compensation share issuances. An initial group of these shares (the "Award Shares") were then separately registered under the Securities Act, by filing on June 4, 2014, as amended, a Post-Effective amendment to the Form S-8 Registration Statement which contained a re-offer prospectus in reference to the Award Shares. Allocation of the Award Shares included a compensation bonus of 250,499 shares to our CEO and 83,167 Award Shares to each of our three other directors at a price of $0.627 per share based on market close price on issue date, for aggregate deemed compensation for past services of $313,500.

On August 19, 2014, we issued 25,000 restricted shares at $0.373 closing market price per share to CFO consultant for aggregate deemed compensation totaling $9,325. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in offshore transactions in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On October 1, 2014, 50,000 restricted common shares were issued to an employee for prior services rendered at a price of $0.3449 based on market close price on issue date for deemed compensation of $17,245. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On October 1, 2014, 7,400 restricted common shares were issued to Employee One for prior services rendered at a price of $0.3449 based on market close price on issue date for deemed compensation of $2,552. These shares were issued to one US person with reliance on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On October 21, 2014, we issued 352,759 restricted common shares at a contractually agreed price of $0.2835 per share for aggregate deemed compensation of $100,000 to a service provider ("Service Provider") for services rendered. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 1, 2014, we issued 2,000,000 restricted common shares at $0.251 closing market price for aggregate deemed compensation of $502,000 to Service Provider for services rendered. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On December 31, 2014, we issued 1,700,000 restricted common shares at $0.141 closing market price for aggregate deemed compensation of $239,700 to Service Provider for services rendered. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

Warrants

2015

On June 15, 2015, as part of the 2015 Equity Line the Company amended 1,136,364 warrants (the "January 27, 2014 Warrants") which had been issued to LPC on January 27, 2014, to modify the exercise price from $0.65 to $0.15. None of these warrants have yet been exercised. The fair value of this warrant re-pricing was calculated based on the difference between Black Scholes option pricing model valuations on original grant date of January 27, 2014 and re-pricing date of June 15, 2015. This expense was recorded as a loss on equity modification of $41,753, with an offset to additional paid in capital.

On August 18, 2015, as an inducement for execution of LPC Note #1, the Company granted LPC six year warrants (the "August 18, 2015 Warrants") to purchase 3,750,000 shares of restricted common stock at an exercise price of $0.10 per share. Because these warrants are related to issuance of debt, the value of the warrant was required to be recorded as a discount to LPC Note #1 with an offset to additional paid in capital. The original costing of the warrants using a Black-Scholes option pricing model was $277,014, but this amount was reduced to a discount of $117,857 based on the net amount of the face value of the LPC Note #1 of $250,000, less the OID of $25,000, less the BCF of $107,143. These warrants include a cashless exercise right and have the same ownership limitation included in LPC Note #1. None have yet been exercised.

On September 30, 2015, as an inducement for execution of the September 2015 Notes, the Company granted the September 2015 Lenders five-year warrants (the "September 30, 2015 Warrants") to purchase an aggregate of 3,125,000 shares of our common stock at an exercise price of $0.08 per share. These warrants include cashless exercise rights and none have yet been exercised. Because these warrants were related to issuance of debt, the value of the warrants based on a Black-Scholes option pricing model was required to be recorded as a discount of $167,788 to the September 2015 Notes with an offset to additional paid in capital.

On November 23, 2015, as an inducement for execution of LPC Note #2, the Company granted LPC six year warrants (the "November 23, 2015 Warrants") to purchase 5,000,000 shares of restricted common stock at an exercise price of $0.07 per share. Because these warrants are related to issuance of debt, the value of the warrants was required to be recorded as a discount to LPC Note #2 with an offset to additional paid in capital. The original costing of the warrants using a Black-Scholes option pricing model was $253,098, but this amount was reduced to a discount of $167,400 based on the net amount of the face value of the LPC Note #1 of $300,000, less the OID of $30,000, less the BCF of $102,600. These warrants include a cashless exercise right and has the same ownership limitation included in LPC Note #2. None have yet been exercised.

2014

On January 27, 2014, we issued 681,818 units to an investor in a non-brokered private placement at a purchase price of $0.55 per unit for gross proceeds of $375,000. Each unit was comprised of one common share and one six year warrant exercisable into one common share at a price of $0.65 per share. None of these warrants have yet been exercised.

On January 27, 2014, we issued 1,136,364 units to LPC in a non-brokered private placement at a purchase price of $0.55 per unit for gross proceeds of $625,000. Each unit was comprised of one common share and one six year warrant exercisable into one common share at a price of $0.65 per share. None of these warrants have yet been exercised. As referenced in the above information regarding 2015, on June 15, 2015, as part of the 2015 Equity Line the Company amended 1,136,364 warrants which had been issued to LPC on January 27, 2014, to modify the exercise price from $0.65 to $0.15.

The fair valuations for warrants which were required to be valued were done on date of grant using a Black Scholes option pricing model with the following assumptions:

Warrant	Risk free rate*	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

November 23, 2015 Warrants	0.85%	0.0%	2.0 years	89%	6.0 years	$0.17	$0.17
September 30, 2015 Warrants	1.37%	0.0%	2.0 years	89%	5.0 years	$0.08	$0.08
August 18, 2015 Warrants	1.78%	0.0%	2.0 years	89%	6.0 years	$0.10	$0.10
January 27, 2014 Warrants (re-priced)	1.56%	0.0%	2.0 years	91%	4.65 years	$0.15	$0.14
January 27, 2014 Warrants (original)	1.56%	0.0%	2.0 years	91%	4.65 years	$0.65	$0.14
October 4, 2013 Warrants	1.40%	0.0%	5 years	429%	1.5 years	$0.65	$0.65

*(based on US Treasury Constant Maturities matching estimated life)

The following table summarizes the Company’s warrant activity for the years ended December 31, 2015 and December 31, 2014:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Term (in years)*		Intrinsic Value**

Outstanding at December 31, 2013	3,966,666	$0.65	2.79	$	Nil
January 27, 2014 - Granted with Units	1,818,182	0.65	4.08		Nil
Outstanding at December 31, 2014	5,784,848	$0.63	3.20	$	Nil
August 18, 2015 - Granted for loan fee	3,750,000	0.10	5.64		Nil
September 30, 2015 - Granted for loan fee	3,125,000	0.08	4.75		Nil
November 23, 2015 - Granted for loan fee	5,000,000	0.07	5.90		Nil
Outstanding at December 31, 2015	17,659,848	$0.24	4.76	$	Nil

*  (remaining term as of December 31, 2015)

**(intrinsic value based on the closing share price of $0.055 on December 31, 2015)

Options:

On November 25, 2013, the Company issued 250,000 three year options (the "November 25, 2013 Options") to purchase 250,000 restricted shares of common stock to a consultant ("Consultant") for past services rendered. The options vested immediately and are exercisable at $0.70 per share. The cost of these options was recorded as $173,806 at November 25, 2013 using a Black-Scholes option pricing model based on inputs shown in the table below.

On December 12, 2013, the Company adopted an incentive stock option plan (the "Stock Option Plan"). The Stock Option Plan allows for the issuance of up to 11,000,000 options to acquire 11,000,000 restricted shares of the Company's common stock, with a maximum exercise period of ten years, to be granted to eligible employees, officers, directors, and consultants. On December 12, 2013 3,000,000 options were granted under the Stock Option Plan to directors and officers of the Company.

With respect to the options granted on December 12, 2013, for the years ended December 31, 2013 and December 31, 2014 Black-Scholes valuation costs were recorded as follows: (a) service period amortization of $47,141 for 2013 for 1,000,000 five year options granted to CEO exercisable at $0.45 per share with vesting after October 4, 2014 if the share price of the Company was above $1.00 per share; (b) service period amortization of $47,141 for 2013 for 1,000,000 five year options granted to (former) CSO ("Director One") exercisable at $0.45 per share with vesting after October 4, 2014 if the share price of the Company was above $1.00 per share; (c) expensing of $732,886 in 2013 for 1,000,000 five year options granted to (former) CFO exercisable at $0.74 per share which vested immediately. On December 19, 2014, all of above options grants were cancelled with the consent of the grantees.

Due to the cancellation on December 19, 2014 of the unvested options which had been granted to the CEO and former CSO on December 12, 2013 and the 750,000 vested options which had been granted to Director Two on January 7, 2014, prior Black-Scholes expenses for these options were reversed for the year ended December 31, 2014.

On December 19, 2014, 6,750,000 options (the "December 19, 2014 Options") were granted under the Stock Option Plan. Black-Scholes valuation costs for these options were recorded as follows based on the input factors detailed in the table below: (1) During the year ended December 31, 2014: (a) expensing of $152,314 for 1,000,000 five year options granted to CEO exercisable at $0.17 per share which vested immediately; (b) 2014 service period amortization of $7,511 for 1,500,000 options granted to CEO exercisable at $0.17 per share of which 750,000 vest on June 30, 2015, and 750,000 vest on December 31, 2015; (c) expensing of $152,314 each for individual grants of 1,000,000 five year options each granted to Director One and Employee exercisable at $0.17 per share which vested immediately; (d) expensing of $114,236 each for individual grants of 750,000 five year options each granted to Director Two, Director Three, and CFO exercisable at $0.17 per share which vested immediately; and (2) During the year ended December 31, 2015: $220,960 for 2015 service period amortization for 1,500,000 options granted to CEO December 19, 2014 of which 750,000 vested on June 30, 2015; and 750,000 of which vested on December 31, 2015.

The expensing and amortization of all options grants have been credited to Additional Paid-In Capital.

The fair valuations for outstanding options were done on date of grant using a Black Scholes option pricing model with the following assumptions:

Option	Risk free rate*	Dividend yield	Volatility period	Volatility rate	Estimated life	Exercise Price	Grant Date Stock price

December 19, 2014 Options	0.85%	0.0%	2.5 years	205%	2.5 years	$0.17	$0.17
November 25, 2013 Options	0.57%	0.0%	3 years	34%	1.0 years	$0.70	$0.72

*(based on US Treasury Constant Maturities matching estimated life)

A summary of changes in outstanding stock options for the year ended December 31, 2015 and December 31, 2014 is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)*	Intrinsic Value**

Outstanding at December 31, 2013	3,250,000	$0.901	0.701	$-
January 7, 2014 – Grant to director	750,000	-	-	-
December 19, 2014 - Cancellations	(3,750,000)	-	-	-
December 19, 2014 - Grants to directors, officers and employee	6,750,000	0.17	4.97	nil
Outstanding at December 31, 2014	7,000,000	$0.19	3.86	$-
(no option issuances were made in 2015)	-	-	-	-
Outstanding at December 31, 2015	7,000,000	$0.19	3.86	$-

*  (remaining term as of December 31, 2015)

**(intrinsic value based on the closing share price of $0.055 on December 31, 2015)

1 (Weighted average price and term for 2013 Outstanding Balance is based on 250,000 non-cancelled options issued in 2013)

The following table summarizes information about the options outstanding at December 31, 2015:

	Options Outstanding				Options Exercisable
Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value**	Weighted Average Remaining Contractual Life (years)*

$0.70	250,000	$0.70	$nil	0.90	250,000	$0.70	$nil	0.90
$0.17	6,750,000	$0.17	$nil	3.97	6,750,000	$0.17	$nil	3.97
Totals	7,000,000	$0.19	$nil	3.86	7,000,000	$0.19	$nil	3.86

*  (remaining term as of December 31, 2015)

**(intrinsic value based on the closing share price of $0.055 on December 31, 2015)